Other operating income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018		Jan. 31, 2017
Disclosure of operating segments [line items]
Income on remeasurement or derecognition of financial liabilities on funding arrangements	£ 539	£ 908		£ 0
Research and development credit	333	23		3
Other income	6	9		0
Other operating income	15,156	2,725	[1]	72
BARDA
Disclosure of operating segments [line items]
Grant income	13,091	1,772		0
Wellcome Trust
Disclosure of operating segments [line items]
Income recognized	0	0		13
CARB-X and Innovate
Disclosure of operating segments [line items]
Grant income	£ 1,187	£ 13		£ 56

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’